Commitments	12 Months Ended
May 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 10 – Commitments

Lease Commitments

The Company rents its office and employee housing in the PRC under non-cancellable operating leases. The total future minimum lease payments under the non-cancellable operating leases as of May 31, 2022 are as follows:

Year ending May 31,	Minimum lease payments

2023	$2,522
Future minimum operating lease payments	$2,522

Lease expense for the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021 was $19,583 and $6,489, respectively.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Zhongke WFOE and the VIE and its subsidiary are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

COVID-19

In March 2020, the World Health Organization declared COVID-19 a pandemic. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Given the nature of the COVID-19 pandemic, and because substantially all of the Company’s business operations and workforce are concentrated in China, the Company’s business, results of operations, and financial condition have been adversely affected. The impact of COVID-19 on the macroeconomic outlook of China and any business disruption due to further resurgence of COVID-19 may have adverse financial impacts for the Company beyond 2022 and cannot be reasonably estimated at this time.